Income Taxes - Schedule of Components of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred interest expense	$ 116,982	$ 133,223
Employee benefit plans	9,079	6,233
Accrued liabilities	5,996	8,043
Allowance for credit losses	21,964	15,143
Deferred revenue	57,494	50,531
Operating lease liability	61,849	59,740
Other	5,006	6,127
Tax loss carryforwards	99,676	233,133
Deferred tax assets, gross	378,046	512,173
Valuation allowance	(1,430)	(2,245)
Net deferred income tax asset	376,616	509,928
Deferred tax liabilities
Rental equipment and other property, plant and equipment	(808,873)	(770,964)
Intangible assets	(60,358)	(84,390)
Right of use asset	(61,653)	(59,258)
Deferred gain	0	(26,691)
Deferred tax liability	(930,884)	(941,303)
Net deferred income tax liability	$ (554,268)	$ (431,375)